UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar year or quarter ended: December 31, 1999

Institutional Investment Manager Filing this Report:

Name:		Pecks Management Partners Ltd.
Address:	One Rockefeller Plaza, Suite 900
		New York, NY 10020

13F File Number:	28-7336

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:		Robert J. Cresci
Title:	Principal
Phone: 	(212) 332-1333
Signature, Place, and Date of Signing:

Robert J. Cresci   New York, New York    February 7, 2000

Report Type:
13F Holdings Report

Include below the name and 13F file numbers of ALL Institutional Investment
Managers:

None

I am signing this report as required by the Securities and Exchange Act of 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$68,229,000

List of other included Managers:

No.	13F File Number		Name

01	28-7336			Pecks Management Partners Ltd.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advanced Energy Ind Inc CSN    CONV             007973aa8      880   750000 PRN      SOLE                   750000
Affiliated Computer Services C CONV             008190ac4      169   140000 PRN      SOLE                   140000
Affiliated Computer Services C CONV             008190ad2      422   350000 PRN      SOLE                   350000
Beyond.com Corp CSN 144R       CONV             83403eaa6       46    75000 PRN      SOLE                    75000
EchoStar Commun Corp CSN       CONV             278762ab5      617   500000 PRN      SOLE                   500000
Financial Federal Corp CSN     CONV             317492ac0      735   775000 PRN      SOLE                   775000
Internet Capital Group Inc CSN CONV             46059caa4      662   450000 PRN      SOLE                   450000
LSI Logic Corp CSN 144R        CONV             502161ab8      644   285000 PRN      SOLE                   285000
Orbital Sciences Corp CSN 144R CONV             685564ab2       77    90000 PRN      SOLE                    90000
Orbital Sciences Corp CSN Reg' CONV             685564ac0      387   450000 PRN      SOLE                   450000
Sanmina Corp CSN 144R          CONV             800907aa5      768   590000 PRN      SOLE                   590000
Seacor Holdings Inc CSD        CONV             811904ae1      565   580000 PRN      SOLE                   580000
Sepracor Inc CSN 144R          CONV             817315af1      133   125000 PRN      SOLE                   125000
Sepracor Inc CSN Reg'd         CONV             817315ah7      107   100000 PRN      SOLE                   100000
Speedway MotorSports Inc CSD   CONV             847788ac0      207   195000 PRN      SOLE                   195000
Sunterra (Signature Resorts) I CONV             82668baa4      396   655000 PRN      SOLE                   655000
Systems & Computer Tech Corp C CONV             871873ab1      284   330000 PRN      SOLE                   330000
Wind River Systems Inc CSD 144 CONV             973149aa5       83    65000 PRN      SOLE                    65000
Wind River Systems Inc CSD Reg CONV             973149ac1      459   360000 PRN      SOLE                   360000
BEA Systems Inc CSN 144A       CONV             073325ac6      872   750000 PRN      SOLE                   750000
Exodus Commun Inc CSN 144A     CONV             302088ag4      690   500000 PRN      SOLE                   500000
General Semiconductor CSN  144 CONV             370787aa1      798   750000 PRN      SOLE                   750000
Lattice Semiconductor Corp CSN CONV             518415aa2      790   600000 PRN      SOLE                   600000
NTL Inc CSN 144A               CONV             629407an7      539   500000 PRN      SOLE                   500000
Continucare Corp CSN 144R      CONV             212172aa8     5400 13500000 PRN      SOLE                 13500000
Arcadia Financial Ltd Common S COM              681593109     3547 799387.000SH      SOLE               799387.000
Castle Dental Centers Inc Comm COM              14844p105     2854 913243.000SH      SOLE               913243.000
E-Stamp Common Stock           COM              269154100    16549 727448.750SH      SOLE               727448.750
Film Roman Inc Common Stock    COM              317234102     1900 1168971.000SH     SOLE              1168971.000
Hitox Corporation Common Stock COM              433658101      175 100000.000SH      SOLE               100000.000
JFAX Communications Inc Common COM              477366108    14799 2207698.000SH     SOLE              2207698.000
ONIX Systems Inc Common Stock  COM              67088g108     1263 210525.333SH      SOLE               210525.333
Page America Group Inc Common  COM              695465302        0 152156.000SH      SOLE               152156.000
BroadWing Inc 6.75% Cum Cvt Pf PFD              111620407      296     5000 SH       SOLE                     5000
Emmis Commun Corp 6.25% SerA C PFD              291525202      693     8000 SH       SOLE                     8000
Hybridon Inc 6.50% SerA Cvt Pf PFD              44860m884     1998   114154 SH       SOLE                   114154
Innkeepers USA 8.625% SerA Cvt PFD              4576j0302      493    28000 SH       SOLE                    28000
McLeod USA Inc 6.75% Ser A Cum PFD              582266201      531     1000 SH       SOLE                     1000
New Plan Excel Realty Trust 8. PFD              648053205      355    16700 SH       SOLE                    16700
Newfield Financial Trust 6.50% PFD              651291205      375     8000 SH       SOLE                     8000
PSINet Inc 6.75% Series C Cum  PFD              74437c309      512     8670 SH       SOLE                     8670
Pogo Trust I 6.50% Ser A Cum C PFD              73044p208      534    10550 SH       SOLE                    10550
Sinclair Bcasting Group $3.00  PFD              829226505      664    18570 SH       SOLE                    18570
Sovereign Bancorp 7.5%Cvt Trst PFD              845905306      492    10000 SH       SOLE                    10000
US Restaurant Prop Inc $1.93 S PFD              902971209      153    11000 SH       SOLE                    11000
Verio Inc 6.75% Ser A Cvt Pfd  PFD              923433304      425     7600 SH       SOLE                     7600
Devon Energy Corp Common Stock COM              25179m103      501    15244 SH       SOLE                    15244
Intellicorp Inc Common Stock   COM              458153103     2390   757346 SH       SOLE                   757346